CERTIFICATION OF
                          STRONG MUNICIPAL FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                         STRONG MUNICIPAL ADVANTAGE FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                   STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                           STRONG TAX-FREE MONEY FUND


STRONG MUNICIPAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Municipal Advantage Fund's Prospectuses and Statement of Additional Information for the Investor Class, Advisor Class, and Institutional Class shares, the Short-Term High Yield Municipal Fund's Prospectuses and Statement of Additional Information for the Investor Class and Advisor Class shares, and the Municipal Money Market and Tax-Free Money Funds' Prospectuses and Statement of Additional Information for the Investor Class shares, each dated March 1, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 35 (File No. 33-7603; 811-4770), which was filed with the Securities and Exchange Commission on February 23, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Municipal Advantage, Strong Municipal Money Market, Strong Short-Term High Yield Municipal, and Strong Tax-Free Money Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                   STRONG MUNICIPAL FUNDS, INC.



                                   /S/ SUSAN A. HOLLISTER
                                   --------------------------------
                                   By:    Susan A. Hollister
                                   Title: Vice President and Assistant Secretary


Dated: March 5, 2001